[FRONT COVER]

1998 SEMIANNUAL REPORT






CENTENNIAL
NEW YORK TAX EXEMPT TRUST
--------------------------------------------------------------------------------

DECEMBER 31, 1998





RS0780.001.1298

JAMES C. SWAIN
Chairman
Centennial New York
Tax Exempt Trust

BRIDGET A. MACASKILL
President
Centennial New York
Tax Exempt Trust


Dear Shareholder:

When international markets become unsteady, investors around the world look to U.S. government securities for safety and security. That clearly took place in the second half of 1998, as Asia's financial crisis continued to form a backdrop to the global economy. At various times during the six-month period that ended December 31, 1998, demand for Treasury bills surged, boosting prices and reducing yields, particularly in late summer as Russia's economy weakened.

With a global recession looming, the Federal Reserve Board went into action. In the fall, the Fed cut short-term interest rates three times to stimulate the U.S. economy, and dozens of central banks around the world followed suit. While these actions invigorated the U.S. stock market in particular, money market instruments, including tax-exempt issues in the Centennial New York Tax Exempt Trust, tended to offer lower yields as a result. However, because the demand for taxable Treasury bills was so heavy, causing T-bill prices to surge and their yields to plunge, T-bill yields weren't much higher than tax-exempts during the second half of the year. In fact, when taxes are taken into account, tax-exempt securities were particularly attractive in comparison.

For the six-month period that ended December 31, 1998, the Trust provided a compounded annual yield of 2.49%. Without compounding, the corresponding yield was 2.46%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 3.88% and 3.82%, with and without compounding, respectively. The seven-day annualized yields, with and without compounding, on December 31, 1998, were 2.57% and 2.54%, respectively.1 It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will be able to maintain a stable $1.00 share price in the future.

The New York economy continues to benefit from the boom on Wall Street. In addition, the state has reduced taxes in an effort to improve economic growth, which lags behind the United States as a whole. The state's population growth has been just 4% since 1980, compared with 17% nationally. Nevertheless, New York's fiscal position is much improved over that which the state faced in past decades, and lower interest rates have lifted its debt burden to some extent.

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

 2   Centennial New York Tax Exempt Trust

During the last six-month period, we focused on non-callable rather than callable securities. Non-callable securities, which cannot be prematurely repaid by the issuer, earn higher returns in the portfolio. In a period of declining interest rates, a non-callable structure is particularly valuable. Otherwise, the issuer would be able to repay the security, and we would have to reinvest the money at lower yields. With inflation throughout the world extremely low by historical standards, and economic growth sluggish, we believe that interest rates are likely to decline further.

As we move into 1999, we will continue to monitor interest rates, the various municipal economies and the credit quality of the securities in the portfolio. To the extent that we purchase securities backed by banking institutions, we have been careful to avoid banks that have heavy exposure to Asia. Indeed, all of the banks guaranteeing securities in the portfolio carry very high ratings by national credit rating agencies. Although we will continue to search for tax-exempt yield, we will always keep in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial New York Tax Exempt Trust. We look forward to helping you reach your investment goals of safety, liquidity and attractive yield.

Sincerely,

/s/James C. Swain                            /s/Bridget A. Macaskill
James C. Swain                               Bridget A. Macaskill


January 25, 1999


 3   Centennial New York Tax Exempt Trust

======================================================
STATEMENT OF INVESTMENTS December 31, 1998 (Unaudited)

                                                                                      FACE                   VALUE
                                                                                      AMOUNT                 SEE NOTE 1
========================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 103.6%
------------------------------------------------------------------------------------------------------------------------
NEW YORK - 96.5%
------------------------------------------------------------------------------------------------------------------------
Babylon, NY IDA RB, J. D'Addario & Co. Project, 3.85%                    (1)          $  500,000             $  500,000
------------------------------------------------------------------------------------------------------------------------
Battery Park City Authority, NY RB, Prerefunded, 6.50%, 5/1/99           (2)           2,700,000              2,725,510
------------------------------------------------------------------------------------------------------------------------
Buffalo, NY RAN, Series A, 3.75%, 7/27/99                                              2,500,000              2,510,481
------------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY RAN, 4%, 10/13/99                                                       1,200,000              1,209,676
------------------------------------------------------------------------------------------------------------------------
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project,
4.10%                                                                    (1)           1,900,000              1,900,000
------------------------------------------------------------------------------------------------------------------------
Great Neck, NY Unified Free SDI TAN, 3.75%, 6/30/99                                    1,000,000              1,002,621
------------------------------------------------------------------------------------------------------------------------
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 4.10%                       (1)           1,000,000              1,000,000
------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., NY IDA RB, 3.15%                                        (1)           2,500,000              2,499,998
------------------------------------------------------------------------------------------------------------------------
L.I., NY PAU Electric System RB, Series 10, FSA Insured, 3.70%           (1)           2,500,000              2,500,000
------------------------------------------------------------------------------------------------------------------------
NYC GOB, 3.25%, 1/14/99                                                  (2)           1,000,000              1,000,000
------------------------------------------------------------------------------------------------------------------------
NYC GOUN:
Series F-2, 4.05%                                                        (1)             300,000                300,000
Series F-5, 3.90%                                                        (1)             700,000                700,000
Series F-7, 4.10%                                                        (1)             400,000                400,000
------------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, James Tower Development, Series A, 3.80%                  (1)             600,000                600,019
------------------------------------------------------------------------------------------------------------------------
NYC MTAU RB, 3.10%, 2/9/99                                               (2)           3,000,000              3,000,000
------------------------------------------------------------------------------------------------------------------------
NYC MTAU Transportation Facilities RB, Series SG3 6, 3.10%, 1/1/99       (2)           2,390,000              2,390,000
------------------------------------------------------------------------------------------------------------------------
NYC Municipal Assistance Corp. RB, Series F, 4%                          (1)           2,000,000              2,000,000
------------------------------------------------------------------------------------------------------------------------
NYS DA COP, Rockefeller University, 4.10%                                (1)             500,000                500,000
------------------------------------------------------------------------------------------------------------------------
NYS DA RB, Memorial Sloan Kettering Cancer Center, 3.15%, 2/1/99         (2)           2,500,000              2,500,000
------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, State University, Prerefunded, Series A,
7.125%, 5/15/99                                                          (2)           3,415,000              3,529,665
------------------------------------------------------------------------------------------------------------------------
NYS Environmental Quality GOB, 3%, 3/1/99                                (2)           1,250,000              1,250,000
------------------------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co.:
Series A, 3.85%                                                          (1)             600,000                600,000
Series B, 4.10%                                                          (1)           1,000,000              1,000,000
------------------------------------------------------------------------------------------------------------------------
NYS ERDAUPC RRB, Niagara Mohawk Power Corp., Series B, 5.05%             (1)           1,100,000              1,100,000
------------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Normandie Court I Project, 4.10%                             (1)           2,800,000              2,800,048
------------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series G, 3.85%                                             (1)           2,500,000              2,500,000
------------------------------------------------------------------------------------------------------------------------
NYS MAG RB, Series PT217, 3.15%, 5/6/99                                  (2)           1,300,000              1,300,000
------------------------------------------------------------------------------------------------------------------------
NYS MCFFA RRB, Hospital & Nursing Home, Prerefunded, Series A,
7.25%, 2/15/99                                                           (2)           1,750,000              1,766,097
------------------------------------------------------------------------------------------------------------------------
NYS PAU RB, Series SG4, 4.10%                                            (1)           1,900,000              1,900,000
------------------------------------------------------------------------------------------------------------------------
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.50%, 1/15/99          (2)           1,900,000              1,900,000
------------------------------------------------------------------------------------------------------------------------
NYS Empire UDC RB, Series A, 4.10%                                       (1)           1,900,000              1,900,000
------------------------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, Versatile Structure Obligation, Series 2, 5.05%         (1)           1,000,000              1,000,000

 4   Centennial New York Tax Exempt Trust

===============================================
STATEMENT OF INVESTMENTS (Unaudited)(Continued)

                                                                                      FACE                  VALUE
                                                                                      AMOUNT                SEE NOTE 1
========================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
Suffold Cnty., NY TAN, Series II, 4%, 9/9/99                                          $2,500,000            $ 2,510,802
------------------------------------------------------------------------------------------------------------------------
Syracuse, NY IDA Civic Facility RB, Syracuse University Project, 5%      (1)           1,700,000              1,700,000
                                                                                                            ------------
                                                                                                             55,994,917
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 7.1%
------------------------------------------------------------------------------------------------------------------------
PR CMWLTH, Tax & RAN, 3.50%, 7/30/99                                                   2,500,000              2,509,226
------------------------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC Facilities FAU RB, Reynolds
Metals Co. Project, 3.60%, 9/1/99                                        (2)           1,600,000              1,600,000
                                                                                                            ------------
                                                                                                              4,109,226

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                103.6%            60,104,143
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (3.6)            (2,093,216)
                                                                                      ----------            ------------

NET ASSETS                                                                                100.0%            $58,010,927
                                                                                      ==========            ============

To simplify the listings of securities, abbreviations are used per the table below:

CMWLTH - Commonwealth                            MH - Multifamily  Housing
COP - Certificates of Participation              MTAU - Metropolitan Transportation Authority
DA -  Dormitory Authority                        NYC - New York City
ERDAUEF - Energy Research & Development          NYS - New York State
     Authority Electric Facilities               PAUNYNJ - Port Authority of New York &
ERDAUPC - Energy Research & Development               New Jersey
     Authority Pollution Control                 PAU - Power Authority
FAU - Finance Authority                          PC - Pollution Control
GOB - General Obligation Bonds                   RAN - Revenue Anticipation Nts.
GOUN - General Obligation Unlimited Nts.         RB - Revenue Bonds
HDC - Housing Development Corp.                  RRB - Revenue Refunding Bonds
HFA - Housing Finance Agency                     SDI - School District
IDA - Industrial Development Agency              SPO - Special Obligations
LGAC - Local Government Assistance Corp.         TAN - Tax Anticipation Nts.
L.I. - Long Island                               TBTAU - Triborough Bridge & Tunnel Authority
MAG - Mtg. Agency                                UDC - Urban Development Corp.
MCFFA - Medical Care Facilities Finance Agency

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put  obligation  redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.



 5   Centennial New York Tax Exempt Trust

=================================================================
STATEMENT OF ASSETS AND LIABILITIES December 31, 1998 (Unaudited)

=============================================================================================================================
ASSETS
Investments, at value                                                                                            $60,104,143
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 293,489
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                             473,411
Shares of beneficial interest sold                                                                                   183,479
Other                                                                                                                  2,872
                                                                                                                 ------------
Total assets                                                                                                      61,057,394

=============================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                              2,500,000
Shares of beneficial interest redeemed                                                                               479,570
Service plan fees                                                                                                     28,006
Transfer and shareholder servicing agent fees                                                                          4,470
Other                                                                                                                 34,421
                                                                                                                  -----------
Total liabilities                                                                                                  3,046,467

=============================================================================================================================
NET ASSETS                                                                                                       $58,010,927
                                                                                                                 ============

=============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $58,013,769
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                              (2,842)
-----------------------------------------------------------------------------------------------------------------------------
Net assets - applicable to 58,013,769 shares of beneficial
interest outstanding                                                                                             $58,010,927
                                                                                                                 ============
=============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                               $1.00

See accompanying Notes to Financial Statements.



 6   Centennial New York Tax Exempt Trust

==============================================================================
STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1998 (Unaudited)

=============================================================================================================================
INVESTMENT INCOME - Interest                                                                                        $941,615

=============================================================================================================================
EXPENSES
Management fees - Note 3                                                                                             145,687
-----------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                            56,819
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                16,864
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                   14,699
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            4,922
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                            4,301
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,458
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                            1,219
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  1,557
                                                                                                                    ---------
Total expenses                                                                                                       247,526
Less expenses paid indirectly - Note 3                                                                                (4,301)
Less assumption of expenses by Centennial Asset Management Corporation - Note 3                                       (8,583)
                                                                                                                    ---------
Net expenses                                                                                                         234,642

=============================================================================================================================
NET INVESTMENT INCOME                                                                                                706,973

=============================================================================================================================
NET REALIZED LOSS ON INVESTMENTS                                                                                        (108)

=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $706,865
                                                                                                                    =========

===================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                           December 31, 1998     Year Ended
                                                                                           (Unaudited)           June 30, 1998
=============================================================================================================================
OPERATIONS
Net investment income                                                                      $   706,973           $ 1,536,032
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                 (108)                 (844)
                                                                                           ----------------------------------
Net increase in net assets resulting from operations                                           706,865             1,535,188

=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                   (714,587)           (1,528,418)

=============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                    1,212,035             7,903,908

=============================================================================================================================
NET ASSETS
Total increase                                                                               1,204,313             7,910,678

=============================================================================================================================
Beginning of period                                                                         56,806,614            48,895,936
                                                                                           ------------          ------------
End of period                                                                              $58,010,927           $56,806,614
                                                                                           ============          ============

See accompanying Notes to Financial Statements.

 7   Centennial New York Tax Exempt Trust

====================
FINANCIAL HIGHLIGHTS

                                                Six Months
                                                Ended
                                                December 31,       Year Ended June 30,
                                                1998 (Unaudited)   1998          1997         1996          1995         1994
=================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period              $1.00              $1.00         $1.00        $1.00         $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain             .01                .03           .03          .03           .03          .02
Dividends and distributions to shareholders        (.01)              (.03)         (.03)        (.03)         (.03)        (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00              $1.00         $1.00        $1.00         $1.00        $1.00
                                                =================================================================================
=================================================================================================================================
TOTAL RETURN(1)                                    1.27%              2.87%         2.76%        2.79%         2.85%        1.68%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $58,011            $56,807       $48,896      $39,807       $35,846      $26,519
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $57,801            $53,923       $45,363      $42,351       $29,590      $25,419
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              2.43%(2)           2.85%         2.73%        2.76%         2.84%        1.67%
Expenses, before voluntary assumption
by the Manager                                    (0.85)%(2)          0.89%         0.88%        0.93%         0.95%        1.02%
Expenses, net of voluntary assumption
by the Manager                                     0.80%(2)           0.80%         0.80%        0.80%         0.80%        0.80%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.
2.  Annualized
3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.



 8   Centennial New York Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial  New York Tax  Exempt  Trust  (the  Trust)  is  registered  under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The Trust concentrates its investments in New York and, therefore, may have more credit risks related to the economic conditions of New York than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1998                   YEAR ENDED JUNE 30, 1998
                                            SHARES            AMOUNT            SHARES          AMOUNT
                                            ---------------------------         ------------------------------
Sold                                         86,113,998    $86,113,998           189,493,444    $ 189,493,444
Dividends and distributions reinvested          753,913        753,913             1,477,555        1,477,555
Redeemed                                    (85,655,876)   (85,655,876)         (183,067,091)    (183,067,091)
                                            ------------   ------------         -------------   --------------
Net increase                                  1,212,035    $ 1,212,035             7,903,908    $   7,903,908
                                            ============   ============         ==============  ==============

 9   Centennial New York Tax Exempt Trust

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million; 0.425% of the next $250 million and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets. The Trust's management fee for the six months ended December 31, 1998 was 0.50% of the average annual net assets of the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Trust and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

10   Centennial New York Tax Exempt Trust

CENTENNIAL NEW YORK TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael J. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143

11   Centennial New York Tax Exempt Trust